RELATED PARTY TRANSACTIONS (Tables)	1 Months Ended				2 Months Ended	12 Months Ended
	Jan. 31, 2016 USD ($)	Nov. 30, 2015 USD ($)	May 31, 2015 vessel	Jan. 31, 2014 USD ($) vessel	Sep. 30, 2016 vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jul. 01, 2015 USD ($)	Jun. 30, 2015 USD ($)
Related Party Transaction [Line Items]
Due from Related Parties, Current						$ 5,095,000	$ 10,234,000
Number of vessels delivered and sold | vessel					5
Proceeds From Sale Of Vessels and Equipment						$ 173,187,000	456,366,000	$ 0
Management fee income									$ 6,500
Remaining periods on these leases, maximum (in years)						10 years
Contingent rental expense (income)						$ 18,621,000	0	0
Gain (Loss) On Sale Of Assets						0	78,167,000	0
Flex LNG [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current						741,000	0
Avance Gas [Member]
Related Party Transaction [Line Items]
Number of vessels delivered and sold | vessel				8
Gain (Loss) On Sale Of Assets						78,200,000	78,200,000
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current						$ 1,077,000	3,356,000
Management fee income									$ 9,000	$ 6,500
Remaining periods on these leases, maximum (in years)						10 years
Lease termination receipt		$ 3,300,000				$ 0	3,266,000	0
Contingent rental expense (income)						18,621,000	0	$ 0
Golden Ocean Group Limited [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current						1,151,000	4,099,000
Seatankers Management Co. Ltd [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current						$ 1,060,000	$ 1,165,000
Proceeds From Sale Of Vessels and Equipment	$ 2,400,000
Fuel Efficient VLGC [Member] | Avance Gas [Member]
Related Party Transaction [Line Items]
Proceeds From Sale Of Vessels and Equipment				$ 139,200,000
VLCC Vessels [Member]
Related Party Transaction [Line Items]
Number of leases vessels with amended terms | vessel			12
VLCC Vessels [Member] | Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Number of leases vessels with amended terms | vessel			12
Suezmax Vessels [Member]
Related Party Transaction [Line Items]
Number of leases vessels with amended terms | vessel			5
Suezmax Vessels [Member] | Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Number of leases vessels with amended terms | vessel			5